Pension And Other Employee Benefit Plans (Schedule Of Changes In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Fair value of plan assets at end of year	$ 87.5
Unfunded status at end of year	(12.2)	(19.9)
Net amount recognized	25.1	13.5
Plan Assets [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value of plan assets at beginning of year	77.4	71.3
Actual (loss)/gain on plan assets	(2.7)	7.4
Employer contribution	16.2	3.0
Plan participants' contributions	1.5	1.7
Benefits paid and other disbursements	(1.6)	(1.4)
Foreign currency exchange rate changes	(3.3)	(4.6)
Fair value of plan assets at end of year	87.5	77.4
Unfunded status at end of year	(12.2)	(19.9)
Unamortized net actuarial loss in accumulated OCI	37.0	32.8
Unamortized prior service cost in accumulated OCI	0.3	0.6
Net amount recognized	$ 25.1	$ 13.5